Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 227	$ 209	$ 416	$ 411
Cost of goods sold	129	136	242	255
Selling, general and administrative expenses	38	42	74	81
Trade receivables	27		27		$ 14
Trade payables	125		125		136
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	187	181	364	379
Cost of goods sold	142	$ 83	244	$ 178
Trade receivables	132		132		72
Trade payables	$ 129		$ 129		$ 156